Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Total	€ 7,220	€ 4,596	€ 5,600
Germany
Income Taxes
Total	2,481	2,012	3,106
Foreign
Income Taxes
Total	€ 4,739	€ 2,584	€ 2,494